Securities, Pledges and Guarantees	12 Months Ended
Dec. 31, 2018
Securities, Pledges and Guarantees [Abstract]
Securities, Pledges and Guarantees

Note 24 - Securities, Pledges and Guarantees

The Bezeq Group’s policy is to provide tender, performance and legal guarantees. In addition, Bezeq provides bank guarantees, where necessary, for banking obligations of subsidiaries.

A.	The Bezeq Group companies have provided guarantees of NIS 158 in favor of the Ministry of Communications to secure the terms of their licenses (of which an amount of NIS 32 is linked to the CPI and NIS 37 is linked to the US$ exchange rate).

B.	The Bezeq Group companies have provided bank guarantees of NIS 109 in favor of third parties.

C.	In accordance with its cellular license, Pelephone is not permitted to sell, lease or pledge any of its assets used for the implementation of the license, without the consent of the Minister of Communications, except for:

1)	A pledge on one of the license assets in favor of a bank operating lawfully in Israel, to receive bank credit, provided that it submitted notice to the Ministry of Communications regarding the pledge it intends to register, noting that the pledge agreement includes a clause ensuring that in any event, exercise of the rights by the bank will not impair, in any way, the services provided under the license.

2)	Sale of items of equipment when implementing an upgrade, including sale of equipment by the trade-in method.

D.	For information about the conditions for loans and borrowings, see Note 15.